Note 8 - Basic and Diluted Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,899,431	3,899,431
Weighted Average Number of Shares Outstanding, Assuming Dilution	0	0